Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	32.13
Maximum Aggregate Offering Price	$ 64,260,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,838.21
Offering Note
(a)    Dave & Buster’s Entertainment, Inc., a Delaware corporation (the “Registrant”), is registering 2,000,000 shares of common stock, par value $0.01 per share (the “Common Stock”), that may be issued under the Dave & Buster’s Entertainment, Inc. Inducement Plan (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split or similar change.
(b)    The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $32.13 per share represents the average high and low sales prices of the Common Stock as quoted on the NASDAQ Global Select Market on July 9, 2025.
(c)    The number of shares of Common Stock listed in row 1 represents the shares that may be issued under the Plan.